TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER PAYABLES [abstract]
Schedule of Trade and Other Payables

As at	Note	December 31, 2023	December 31, 2022
Trade accounts payable		$100,387	$72,571
Payroll and related payables		21,896	22,967
Mining royalty payable		3,997	2,476
Other payables		15,112	7,794
Derivative liabilities		81	270
Share units payable	17(a)(b)(c)	6,611	5,818
Total trade and other payables		$148,084	$111,896